Other Reserves (Tables)	12 Months Ended
Dec. 31, 2024
Reserves Within Equity [Abstract]
Disclosure of detailed information about reserves within equity	The following describes the nature and purpose of the reserves within other reserves:

Reserves	Description
Revaluation reserve	Cumulative unrealised gains on investments in exchanges that are held at FVTOCI and recognised in equity as well as changes in own credit risk.
Cash flow hedge reserve	Cumulative unrealised gains and losses on hedging instruments deemed effective cash flow hedges.
Currency translation reserve
On consolidation, the results of overseas operations are translated into
USD at rates approximating to those prevailing when the transactions took place. All assets and liabilities of overseas operations, including goodwill arising on the acquisition of those operations, are translated at the rates ruling at the prevailing date.